Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Eurodollar Positions

The table below presents information related to the Company’s Eurodollar futures positions at December 31, 2013. As of December 31, 2012, the Company had no outstanding futures positions.

(in thousands)
Expiration Year	Weighted Average LIBOR Rate	Average Contract Notional Amount	Open Equity (1)
2014	0.40%	262,500	(189)
2015	0.80%	275,000	(146)
2016	1.90%	250,000	1,367
2017	3.03%	250,000	2,291
2018	3.77%	250,000	1,575

	2.02%		$4,898

Cash posted as collateral, included in restricted cash			$2,446

(1)	Open equity represents the cumulative gains (losses) recorded on open futures positions.

Income Statement Effect of Derivatives

The table below presents the effect of the Company’s derivative financial instruments on the statements of operations for the years ended December 31, 2013 and 2012.

(in thousands)
	2013	2012
Eurodollar futures contracts (short positions)	$4,828	$(40)